Annual Fund Operating Expenses	Sep. 30, 2026
Subversive Growth 100 Redacted ETF [Member]
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.55%	[1]
Distribution and Service (12b-1) Fees	0.00%	[1]
Other Expenses (as a percentage of Assets):	0.00%	[1],[2]
Expenses (as a percentage of Assets)	0.55%	[1]
Fee Waiver or Reimbursement	(0.25%)	[1]
Net Expenses (as a percentage of Assets)	0.30%	[1],[3]
Fee Waiver or Reimbursement over Assets, Date of Termination	January 28, 2028
Subversive S&P 500 Redacted ETF [Member]
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.55%	[4]
Distribution and Service (12b-1) Fees	0.00%	[4]
Other Expenses (as a percentage of Assets):	0.00%	[4],[5]
Expenses (as a percentage of Assets)	0.55%	[4]
Fee Waiver or Reimbursement	(0.25%)	[4]
Net Expenses (as a percentage of Assets)	0.30%	[4],[6]
Fee Waiver or Reimbursement over Assets, Date of Termination	January 28, 2028

[1]	The Fund’s investment adviser, Tidal Investments LLC (“Tidal” or the “Adviser”), a Tidal Financial Group company, will pay, or require the Fund Sponsor (defined below) to pay, all expenses incurred by the Fund (except for advisory fees and sub-advisory fees, as the case may be) excluding interest charges on any borrowings, dividends and other expenses on securities sold short, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, distribution fees and expenses paid by the Fund under any distribution plan adopted pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended (the “1940 Act”), and litigation expenses, and other non-routine or extraordinary expenses (collectively, the “Excluded Expenses”).
[2]	Estimated for the current fiscal year.
[3]	The Adviser has agreed to reduce its unitary management fee (which includes all expenses incurred by the Fund except for Excluded Expenses) to 0.30% of the Fund’s average daily net assets through at least January 28, 2028. To the extent the Fund incurs Excluded Expenses, Total Annual Fund Operating Expenses After Fee Waiver will be greater than 0.30%. This agreement may be terminated only by, or with the consent of, the Board of Trustees (the “Board”) of Tidal Trust I (the “Trust”), on behalf of the Fund, upon sixty (60) days’ written notice to the Adviser. This Agreement may not be terminated by the Adviser without the consent of the Board.
[4]	The Fund’s investment adviser, Tidal Investments LLC (“Tidal” or the “Adviser”), a Tidal Financial Group company, will pay, or require the Fund Sponsor (defined below) to pay, all expenses incurred by the Fund (except for advisory fees and sub-advisory fees, as the case may be) excluding interest charges on any borrowings, dividends and other expenses on securities sold short, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, distribution fees and expenses paid by the Fund under any distribution plan adopted pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended (the “1940 Act”), and litigation expenses, and other non-routine or extraordinary expenses (collectively, the “Excluded Expenses”).
[5]	Estimated for the current fiscal year.
[6]	The Adviser has agreed to reduce its unitary management fee (which includes all expenses incurred by the Fund except for Excluded Expenses) to 0.30% of the Fund’s average daily net assets through at least January 28, 2028. To the extent the Fund incurs Excluded Expenses, Total Annual Fund Operating Expenses After Fee Waiver will be greater than 0.30%. This agreement may be terminated only by, or with the consent of, the Board of Trustees (the “Board”) of Tidal Trust I (the “Trust”), on behalf of the Fund, upon sixty (60) days’ written notice to the Adviser. This Agreement may not be terminated by the Adviser without the consent of the Board.